EXPLANATORY NOTE

The sole purpose of this filing is to submit exhibits containing risk/return summary information in interactive data format for the Calamos High Income Opportunities Fund, formerly Calamos High Income Fund, that is identical to the risk/return information contained in the Fund’s prospectus filed as part of Post-Effective Amendment No. 108 on February 27, 2017, as supplemented pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on June 23, 2017 (SEC Accession No. 0001193125-17-211755).